Document and Entity Information	Jun. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001566373
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	F-STAR THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37718
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	Eddeva B920 Babraham Research Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB22 3AT
City Area Code	1223
Local Phone Number	497400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	FSTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false